Off-Balance Sheet Items - Summary of Expected Losses (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [abstract]
For Agreed Credits	$ 1,054,888	$ 419,277
For Documentary Export and Import Credits	2,256,608	64,633
For Guarantees Granted	14,730,099	3,255,983
For Liabilities for Foreign Trade Operations	$ 620,991	$ 116,061